Selected quarterly financial data (unaudited)	12 Months Ended
Dec. 31, 2011
Selected quarterly financial data (unaudited)
Selected quarterly financial data (unaudited)

11. Selected quarterly financial data (unaudited)

        The following summarized unaudited quarterly financial data has been prepared using the unaudited quarterly financial statements of the Company (In thousands, except per share amounts):

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Fiscal 2011
Net sales	$110	$48	$—	$94
Gross profit	$73	$27	$—	$61
Operating loss	$(913)	$(1,049)	$(1,194)	$(1,113)
Net loss	$(909)	$(1,044)	$(1,188)	$(1,109)
Basic and diluted net loss per share	$(0.06)	$(0.07)	$(0.08)	$(0.07)
Fiscal 2010
Net sales	$—	$48	$59	$116
Gross profit	$—	$29	$37	$80
Operating loss	$(1,199)	$(5,875)	$(736)	$(891)
Net loss	$(3,485)	$(5,871)	$(733)	$(803)
Basic and diluted net loss per share	$(0.27)	$(0.43)	$(0.05)	$(0.06)
Fiscal 2009
Operating loss	$(1,022)	$(892)	$(939)	$(930)
Net loss	$(1,125)	$(816)	$(1,279)	$(117)
Basic and diluted net loss per share	$(0.14)	$(0.07)	$(0.10)	$(0.01)

        Quarterly calculations of basic and diluted loss per share are made independently during each fiscal quarter.